Shareholder Report, Average Annual Return (Details)	3 Months Ended	8 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended	30 Months Ended	35 Months Ended	38 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000253738
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
Without Sales Load [Member] | C000066393
Average Annual Return [Line Items]
Average Annual Return, Percent			10.76%						(2.56%)		(2.27%)
Without Sales Load [Member] | C000051120
Average Annual Return [Line Items]
Average Annual Return, Percent			(12.24%)						0.99%		4.17%
Without Sales Load [Member] | C000102898
Average Annual Return [Line Items]
Average Annual Return, Percent			15.41%						11.65%		9.73%
Without Sales Load [Member] | C000076451
Average Annual Return [Line Items]
Average Annual Return, Percent			(34.74%)						(13.66%)		(2.92%)
Without Sales Load [Member] | C000146000
Average Annual Return [Line Items]
Average Annual Return, Percent			1.50%						2.62%		2.02%
Without Sales Load [Member] | C000138289
Average Annual Return [Line Items]
Average Annual Return, Percent			13.04%						0.39%		0.68%
Without Sales Load [Member] | C000236336
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%			8.22%
Without Sales Load [Member] | C000240390
Average Annual Return [Line Items]
Average Annual Return, Percent			4.91%		1.82%
Without Sales Load [Member] | C000232971
Average Annual Return [Line Items]
Average Annual Return, Percent			23.03%				7.75%
Without Sales Load [Member] | C000024980
Average Annual Return [Line Items]
Average Annual Return, Percent			10.17%						4.29%		7.31%
Without Sales Load [Member] | C000231316
Average Annual Return [Line Items]
Average Annual Return, Percent			(12.05%)					(13.01%)
Without Sales Load [Member] | C000082390
Average Annual Return [Line Items]
Average Annual Return, Percent			16.11%						9.82%		2.24%
Without Sales Load [Member] | C000070695
Average Annual Return [Line Items]
Average Annual Return, Percent			(8.21%)						(5.31%)		(2.43%)
Without Sales Load [Member] | C000102897
Average Annual Return [Line Items]
Average Annual Return, Percent			4.54%						1.14%		3.15%
Without Sales Load [Member] | C000127738
Average Annual Return [Line Items]
Average Annual Return, Percent			25.44%						5.58%		5.20%
Without Sales Load [Member] | C000088891
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.37%)						(1.93%)		(0.26%)
Without Sales Load [Member] | C000081187
Average Annual Return [Line Items]
Average Annual Return, Percent			14.93%						1.60%		7.40%
Without Sales Load [Member] | C000047031
Average Annual Return [Line Items]
Average Annual Return, Percent			(9.17%)						6.59%		7.25%
Without Sales Load [Member] | C000102386
Average Annual Return [Line Items]
Average Annual Return, Percent			0.24%						(4.76%)		1.86%
Without Sales Load [Member] | C000064328
Average Annual Return [Line Items]
Average Annual Return, Percent			(4.00%)						7.08%		5.78%
Without Sales Load [Member] | C000244874
Average Annual Return [Line Items]
Average Annual Return, Percent			16.24%	22.59%
Without Sales Load [Member] | C000158570
Average Annual Return [Line Items]
Average Annual Return, Percent			(14.97%)						2.46%	6.58%
Without Sales Load [Member] | C000105866
Average Annual Return [Line Items]
Average Annual Return, Percent			(10.57%)						1.75%		(7.71%)
Without Sales Load [Member] | C000114511
Average Annual Return [Line Items]
Average Annual Return, Percent			8.79%						3.50%		4.55%
Without Sales Load [Member] | C000092114
Average Annual Return [Line Items]
Average Annual Return, Percent			(35.27%)						1.34%		(3.32%)
Without Sales Load [Member] | C000047032
Average Annual Return [Line Items]
Average Annual Return, Percent			421.94%						(19.72%)		(3.91%)
Without Sales Load [Member] | C000098930
Average Annual Return [Line Items]
Average Annual Return, Percent			580.57%						(37.14%)		(14.35%)
Without Sales Load [Member] | C000037682
Average Annual Return [Line Items]
Average Annual Return, Percent			(17.93%)						13.59%		9.12%
Without Sales Load [Member] | C000051121
Average Annual Return [Line Items]
Average Annual Return, Percent			14.52%						13.33%		7.76%
Without Sales Load [Member] | C000066397
Average Annual Return [Line Items]
Average Annual Return, Percent			(10.19%)						(4.91%)		(3.21%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US00
Average Annual Return, Percent	(3.35%)
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GBMP
Average Annual Return, Percent			(1.66%)						(2.27%)		0.02%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			US00
Average Annual Return, Percent			1.47%			2.14%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%		25.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%				7.51%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%					5.15%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
ICE BofA Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GBMI
Average Annual Return, Percent			(2.08%)						(2.37%)		(0.04%)
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GBMP
Average Annual Return, Percent			(1.66%)						(2.27%)		0.02%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%	26.22%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%	9.65%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US00
Average Annual Return, Percent			1.47%						(0.34%)		1.37%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			17.49%						10.06%		9.23%
J.P. Morgan CLOIE Balanced Mezzanine Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JCLOBAME
Average Annual Return, Percent	2.85%
MVIS® GDP Africa Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVAFKTR
Average Annual Return, Percent			12.37%						0.38%		(0.24%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MVIS® Global Agribusiness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVMOOTR
Average Annual Return, Percent			(12.10%)						1.15%		4.20%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MVIS® US Business Development Companies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MVBDCTRG
Average Annual Return, Percent			15.36%						11.05%		9.45%
MVIS® Brazil Small-Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVBRFTR
Average Annual Return, Percent			(34.36%)						(13.00%)		(2.26%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
FTSE Chinese Broad Bond 0-10 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CFIICNDS
Average Annual Return, Percent			2.69%						3.34%		2.90%
ChinaBond China High Quality Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CHQU01TR
Average Annual Return, Percent			4.01%						3.61%		3.03%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US00
Average Annual Return, Percent			1.47%						(0.34%)		1.37%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
ChiNext Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SZ988107
Average Annual Return, Percent			11.23%						1.54%		2.47%
J.P. Morgan Collateralized Loan Obligation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JCLOAGTR
Average Annual Return, Percent			8.31%			8.51%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BCOMTR
Average Annual Return, Percent			5.38%		1.21%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CMCITR
Average Annual Return, Percent			5.93%		2.81%
MVIS® Digital India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVDINDTR
Average Annual Return, Percent			29.63%				11.03%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%				11.75%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GDMNTR
Average Annual Return, Percent			10.64%						4.62%		7.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MVIS® Global Clean-Tech Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVGMETTR
Average Annual Return, Percent			(11.61%)					(12.58%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%					9.19%
Market Grader India All-Cap Growth Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MGINGRNR
Average Annual Return, Percent			17.71%						12.07%		3.21%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MVIS® Indonesia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIDXTR
Average Annual Return, Percent			(7.74%)						(5.10%)		(2.06%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HXUS
Average Annual Return, Percent			6.42%						1.65%		3.72%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US00
Average Annual Return, Percent			1.47%						(0.34%)		1.37%
BlueStar® Israel Global Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BLSNTR
Average Annual Return, Percent			25.62%						5.97%		5.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
JPMorgan GBI-EMG Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GBIEMCOR
Average Annual Return, Percent			(2.40%)						(1.80%)		0.12%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US00
Average Annual Return, Percent			1.47%						(0.34%)		1.37%
MVIS® Global Junior Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVGDXJTR
Average Annual Return, Percent			15.71%						2.18%		7.77%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MVIS® Global Low Carbon Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVSMOGTR
Average Annual Return, Percent			(8.86%)						7.01%		7.55%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MVIS® US Mortgage REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MVMORTTG
Average Annual Return, Percent			0.49%						(5.10%)		1.76%
MarketVector™ Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVGNRTR
Average Annual Return, Percent			(4.06%)						7.06%		5.85%
VanEck® Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RVEIT
Average Annual Return, Percent			(2.07%)						7.50%		6.07%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MarketVector™ US Listed Office and Commercial REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVORTTRG
Average Annual Return, Percent			16.84%	23.18%
MVIS® Global Oil Refiners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVCRAKTR
Average Annual Return, Percent			(15.03%)						2.37%	6.57%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%	13.66%
MVIS® US Listed Oil Services 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVOIHTR
Average Annual Return, Percent			(10.49%)						1.72%		(7.80%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
ICE Exchange-Listed Fixed & Adj Rate Non-Financial Pref Sec Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PFAN
Average Annual Return, Percent			9.62%						3.85%		4.72%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MVIS® Global Rare Earth/Strategic Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVREMXTR
Average Annual Return, Percent			(34.38%)						1.38%		(3.66%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
NYSE Arca Steel Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			STEELTR
Average Annual Return, Percent			(17.36%)						14.44%		9.61%
MVIS® Global Uranium & Nuclear Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVNLRTR
Average Annual Return, Percent			14.66%						13.28%		7.49%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%
MarketVector™ Vietnam Local Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVVNMLTR
Average Annual Return, Percent			(9.37%)						(3.96%)		(2.26%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			25.02%						14.53%		13.10%